Share of associates and joint ventures' profit (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of associates [line items]
Profit (loss) before taxation	[1]	$ 76	$ 410	$ 472
Taxation	[1]	$ (111)	$ (94)	$ (221)

[1]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.